CRM Mutual Fund Trust (the “Trust”)

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Global Opportunity Fund

CRM International Opportunity Fund

(each a “Fund” and together, the “Funds”)

Institutional and Investor Shares

Supplement Dated July 7, 2014

to the Prospectus

Dated October 28, 2013

Capitalized terms used without definition below have the meanings given to them in the Prospectus. This document should be read together with the Prospectus.

The section of the Prospectus titled “Fund Summaries - CRM Small/Mid Cap Value Fund - Portfolio Managers” is replaced with the following text:

Jay B. Abramson, Brittain Ezzes and Jonathan Ruch jointly lead the team responsible for the day-to-day management of the Fund. Mr. Abramson has served as a portfolio manager of the Fund since its inception. Mr. Ruch has served as a portfolio manager of the Fund since 2012. Ms. Ezzes has served as a portfolio manager of the Fund since 2014.

The section of the Prospectus titled “Fund Summaries - CRM Large Cap Opportunity Fund - Portfolio Managers” is replaced with the following text:

Jay B. Abramson, Robert Maina and Madeleine “Mimi” B. Morris jointly lead the team responsible for the day-to-day management of the Fund. Mr. Abramson has served as a portfolio manager of the Fund since its inception. Mr. Maina has served as a portfolio manager of the Fund since 2011. Ms. Morris has served as a portfolio manager of the Fund since 2014.

The section of the Prospectus titled “Management of the Funds - Portfolio Managers” is supplemented with the following information, which supersedes any contrary information:

Fund Name	Portfolio Manager(s)

CRM Small/Mid Cap	Jay B. Abramson
Value Fund	Brittain Ezzes
Jonathan Ruch

CRM Large Cap	Jay B. Abramson
Opportunity Fund	Robert Maina
Madeleine “Mimi” B. Morris

Brittain Ezzes – Vice President

Ms. Ezzes joined the firm in 2010 and serves as portfolio manager and research analyst in CRM’s investment group. Prior to CRM, she was an analyst and Managing Director with MissionPoint Capital Partners and Iridian Asset Management, respectively. Ms. Ezzes has also served as an associate at the merchant banking fund SG Capital Partners, and as a business analyst with Price Waterhouse, LLP. Ms. Ezzes received a BA from Brown University.

Madeleine “Mimi” B. Morris – Vice President

Ms. Morris joined the firm in 2010 and serves as a portfolio manager and research analyst in CRM’s investment group. Prior to CRM, she was a Director at Telsey Advisory Group where she was an equity analyst and consultant. She has also worked at Merrill Lynch, Columbia House Company and Donaldson, Lufkin, and Jenrette. Ms. Morris received a BA from Williams College and an MBA from Columbia Business School.

The SAI provides additional information about compensation of the portfolio managers listed above, the other funds, pooled investment vehicles and accounts they manage, and their ownership of securities of the Funds.

CRM Mutual Fund Trust (the “Trust”)

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Global Opportunity Fund

CRM International Opportunity Fund

(each a “Fund” and together, the “Funds”)

Institutional and Investor Shares

Supplement Dated July 7, 2014

to the Statement of Additional Information

Dated October 28, 2013

Capitalized terms used without definition below have the meanings given to them in the Statement of Additional Information. This document should be read together with the Statement of Additional Information.

The section of the Statement of Additional Information titled “Investment Advisory and Other Services-Portfolio Managers” is supplemented with the following information, which supersedes any contrary information:

Small/Mid Cap Value Fund. Jay B. Abramson, Brittain Ezzes and Jonathan Ruch are the leaders of the team responsible for the day-to-day management of the Small/Mid Cap Value Fund.

Large Cap Opportunity Fund. Jay B. Abramson, Robert Maina and Madeleine “Mimi” B. Morris are the leaders of the team responsible for the day-to-day management of the Large Cap Opportunity Fund.

The section of the Statement of Additional Information titled “Investment Advisory and Other Services - Other Accounts Managed by Portfolio Managers” is supplemented with the following information:

The following table identifies, for Ms. Ezzes and Ms. Morris as of July 1, 2014, the number of accounts (excluding the Fund which she manages) for which she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. None of these accounts are assessed a performance-based advisory fee.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Brittain Ezzes	No other registered investment companies	None	73 other accounts with $2,616,688,834 in total assets under management

Madeleine “Mimi” B. Morris	No other registered investment companies	None	10 other accounts with $1,264,740,911 in total assets under management

The following table identifies, for Ms. Ezzes and Ms. Morris, as of July 1, 2014, the number of registered investment companies (excluding the Fund which she manages) and other accounts for which she has day-to-day management responsibilities, which are assessed performance-based advisory fees, and the total assets in such accounts.

Portfolio Manager	Registered Investment Companies	Other Accounts Which Are Assessed Performance-Based Advisory Fees

Brittain Ezzes	No other registered investment companies	2 other accounts with $110,177,142 in total assets under management

Madeleine “Mimi” B. Morris	No other registered investment companies	No accounts with assessed performance-based advisory fee.

The following information is added to the table in the Statement of Additional Information which appears under the heading “Investment Advisory and Other Services - Portfolio Manager Security Ownership” and is as of July 1, 2014:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Brittain Ezzes	Small/Mid Cap Value Fund	$100,001 - $500,000

Madeleine “Mimi” B. Morris	Large Cap Opportunity Fund	$50,001 - $100,000